Note 15 - Stock-based Compensation - Assumptions to Calculate Fair Value of Each Performance-based Stock Option (Details) - Performance Shares [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Risk-free interest rate	0.00%	1.50%
Expected volatility	0.00%	90.00%
Expected dividend rate	0.00%	0.00%
Minimum [Member]
Derived service period (in years) (Year)		2 years 3 months 18 days
Maximum [Member]
Derived service period (in years) (Year)		2 years 7 months 6 days